Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Investments Measured at Fair Value on a Recurring Basis

Recurring Fair Value Measurements

Fair value measurements are separately disclosed by level within the fair value hierarchy.

Plan Investments

The following table presents the investments held by the Plan that are measured at fair value for each hierarchy level as of December 31, 2025 and 2024:

	2025				2024
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Dominion Energy common stock	$592,040,555	$—	$—	$592,040,555	$585,860,311	$—	$—	$585,860,311
Mutual fund	—	—	—	—	10,820,286	—	—	10,820,286
Self-directed brokerage accounts	67,226,753	—	—	67,226,753	39,278,045	—	—	39,278,045
Total recorded at fair value	$659,267,308	$—	$—	$659,267,308	$635,958,642	$—	$—	$635,958,642
Assets recorded at NAV(1):
Common/collective trust funds(2)				1,568,230,753				1,344,018,147
Total				$2,227,498,061				$1,979,976,789
(1)
These investments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient are not required to be categorized in the fair value hierarchy.
(2)
Included in Common/collective trust funds is the BNY EB Temporary Investment Fund) which is comprised of money market instruments with short-term maturities used for temporary investment and is not an investment option for participants.

Investments Held in Master Trust

The following table presents the investments held in the Master Trust for the Plan and the other employee benefit plan of Dominion Energy and its subsidiaries that are measured at fair value for each hierarchy level as of December 31, 2025 and 2024:

	2025				2024
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Master Trust:
Separately Managed Account:
Short-term securities	$—	$380,511,478	$—	$380,511,478	$—	$396,825,975	$—	$396,825,975
Total recorded at fair value	$—	$380,511,478	$—	$380,511,478	$—	$396,825,975	$—	$396,825,975
Assets recorded at NAV(1):
Common/collective trust funds				2,532,110,557				2,249,157,863
Total assets recorded at NAV				2,532,110,557				2,249,157,863
Total investments				$2,912,622,035				$2,645,983,838
(1)
These investments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient are not required to be categorized in the fair value hierarchy.